8. Share-based compensation expense (Details) (CAD)	12 Months Ended						81 Months Ended	105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based compensation - Canadian GAAP			(2,152)	67,380	167,172	65,078	297,478
Stock based compensation - Adjustments			(32,430)	450	407	422	(31,151)
Stock based compensation - U.S. GAAP	1,000		(34,582)	67,830	167,579	65,500	266,327	267,327
Consulting fees	33,919					3,811,800	3,811,800	3,857,604
Modification of warrants - stock-based compensation (Note 9)		622,364	882,464					3,941,028
Total share based compensation	34,919	622,364	880,312					8,065,959